Investments in Associates and Joint Ventures_Changes In Investments In Associates And Joint Ventures(Details) $ in Thousands		12 Months Ended
		Dec. 31, 2019 KRW (₩)		Dec. 31, 2019 USD ($)		Dec. 31, 2018 KRW (₩)
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		₩ 504,932,000,000
Beginning	[1]					₩ 335,520,000,000
Acquisition and others		92,200,000,000				187,077,000,000
Disposal and others	[2]	(8,475,000,000)				(11,167,000,000)
Dividends		(16,287,000,000)				(19,301,000,000)
Gains(losses) on equity-method accounting		17,594,000,000				20,510,000,000
Other comprehensive income		10,842,000,000				(5,107,000,000)
Others						(2,600,000,000)
Impairment loss		(2,566,000,000)
Ending		598,240,000,000	[3]	$ 517,751	[3]	504,932,000,000
Gain on disposal of investments in associates and joint ventures		₩ 1,423,000,000				₩ 4,250,000,000
Description Of Other Changes In Investments In Associates		Gain on disposal of investments in associates and joint ventures for the year ended December 31, 2019 is KRW 1,423 million.		Gain on disposal of investments in associates and joint ventures for the year ended December 31, 2019 is KRW 1,423 million.		Gain on disposal of investments in associates and joint ventures for the year ended December 31, 2018 is KRW 4,250 million.
KB Pre IPO Secondary Venture Fund 1st
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[4],[5]	₩ 1,649,000,000
Beginning	[1]					₩ 1,551,000,000
Acquisition and others		0				0
Disposal and others		(317,000,000)				(217,000,000)
Dividends	[5]	0				0
Gains(losses) on equity-method accounting		373,000,000				315,000,000
Other comprehensive income		0				0
Others						0
Impairment loss		0
Ending	[4],[5]	1,705,000,000	[6]			1,649,000,000
KB GwS Private Securities Investment Trust
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[5]	134,362,000,000
Beginning	[1]					131,420,000,000
Acquisition and others		0				0
Disposal and others		0				0
Dividends	[5]	(9,297,000,000)				(8,160,000,000)
Gains(losses) on equity-method accounting		11,103,000,000				11,102,000,000
Other comprehensive income		0				0
Others						0
Impairment loss		0
Ending	[5]	136,168,000,000				134,362,000,000
KB Star Office Private Real Estate Investment Trust No.1
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[5]	19,839,000,000
Beginning	[1]					19,709,000,000
Acquisition and others		0				0
Disposal and others		0				0
Dividends	[5]	0				(1,162,000,000)
Gains(losses) on equity-method accounting		0				1,292,000,000
Other comprehensive income		0				0
Others						0
Impairment loss		0
Ending	[5]	19,839,000,000				19,839,000,000
PT Bank Bukopin TBK
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[5],[7],[8],[9]	113,932,000,000
Beginning	[1]					0
Acquisition and others		0				116,422,000,000
Disposal and others		0				0
Dividends	[5],[8]	0				0
Gains(losses) on equity-method accounting		(1,236,000,000)				(1,946,000,000)
Other comprehensive income		10,408,000,000				(544,000,000)
Others						0
Impairment loss		(1,723,000,000)
Ending	[5],[7],[8],[9]	121,381,000,000				113,932,000,000
Sun Surgery Center Inc.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[5]	2,715,000,000
Beginning	[1]					2,682,000,000
Acquisition and others		0				0
Disposal and others		(3,321,000,000)				0
Dividends	[5]					0
Gains(losses) on equity-method accounting		396,000,000				33,000,000
Other comprehensive income		210,000,000				0
Others						0
Impairment loss		0
Ending	[5]					2,715,000,000
Dae-A Leisure Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[10]	578,000,000
Beginning	[1]					0
Acquisition and others		0				0
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		0				3,698,000,000
Other comprehensive income		0				(3,120,000,000)
Others						0
Impairment loss		0
Ending	[10]	578,000,000				578,000,000
RAND Bio Science Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[5]	843,000,000
Beginning	[1]					2,000,000,000
Acquisition and others		0				0
Disposal and others		0				0
Dividends	[5]	0				0
Gains(losses) on equity-method accounting		0				(1,157,000,000)
Other comprehensive income		0				0
Others						0
Impairment loss		(843,000,000)
Ending	[5]	0	[4]			843,000,000
Balhae Infrastructure Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[4],[5]	108,050,000,000
Beginning	[1]					105,190,000,000
Acquisition and others		592,000,000				4,645,000,000
Disposal and others		0				(1,817,000,000)
Dividends	[5]	(6,855,000,000)				(6,804,000,000)
Gains(losses) on equity-method accounting		(396,000,000)				6,836,000,000
Other comprehensive income		0				0
Others						0
Impairment loss		0
Ending	[4],[5]	101,391,000,000				108,050,000,000
Bungaejangter Inc.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[11]	0
Beginning	[1]					3,484,000,000
Acquisition and others	[11]					0
Disposal and others	[11]					(1,384,000,000)
Dividends	[11]					0
Gains(losses) on equity-method accounting	[11]					0
Other comprehensive income	[11]					0
Others	[11]					(2,100,000,000)
Ending	[11]					0
Reclassification into financial assets	[11]					2,100,000,000
Aju Good Technology Venture Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[5]	18,134,000,000
Beginning	[1]					8,230,000,000
Acquisition and others		1,960,000,000				9,808,000,000
Disposal and others		0				0
Dividends	[5]	0				0
Gains(losses) on equity-method accounting		2,922,000,000				96,000,000
Other comprehensive income		0				0
Others						0
Impairment loss		0
Ending	[5]	23,016,000,000				18,134,000,000
Acts Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[5],[12],[13]	0
Beginning	[1]					500,000,000
Acquisition and others	[12]					0
Disposal and others	[12]					0
Dividends	[5]	0				0	[12]
Gains(losses) on equity-method accounting	[12]					0
Other comprehensive income	[12]					0
Others	[12]					(500,000,000)
Ending	[5],[13]	0				0	[12]
Impairment loss recognised in profit or loss associates						500,000,000
SY Auto Capital Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[5]	10,672,000,000
Beginning	[1]					8,070,000,000
Acquisition and others		0				0
Disposal and others		0				0
Dividends	[5]	0				0
Gains(losses) on equity-method accounting		2,158,000,000				2,676,000,000
Other comprehensive income		(105,000,000)				(74,000,000)
Others						0
Impairment loss		0
Ending	[5]	12,725,000,000				10,672,000,000
Dongjo Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[10]	115,000,000
Beginning	[1]					0
Acquisition and others		0				0
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		0				115,000,000
Other comprehensive income		0				0
Others						0
Impairment loss		0
Ending	[10]	115,000,000				115,000,000
Kendae Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[10]	98,000,000
Beginning	[1]					127,000,000
Acquisition and others		0				0
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		0				(29,000,000)
Other comprehensive income		0				0
Others						0
Impairment loss		0
Ending	[10]	98,000,000				98,000,000
Big Dipper Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[5]	280,000,000
Beginning	[1]					440,000,000
Acquisition and others		0				0
Disposal and others		0				0
Dividends	[5]	0				0
Gains(losses) on equity-method accounting		(155,000,000)				(160,000,000)
Other comprehensive income		0				0
Others						0
Impairment loss		0
Ending	[5]	125,000,000				280,000,000
Builton Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[5],[14]	304,000,000
Beginning	[1]					800,000,000
Acquisition and others		403,000,000				0
Disposal and others		(839,000,000)				0
Dividends	[5]					0
Gains(losses) on equity-method accounting		132,000,000				(496,000,000)
Other comprehensive income		0				0
Others						0
Impairment loss		0
Ending	[5],[14]					304,000,000
Shinhwa Underwear Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[10]	185,000,000
Beginning	[1]					138,000,000
Acquisition and others		0				0
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		73,000,000				47,000,000
Other comprehensive income		0				0
Others						0
Impairment loss		0
Ending	[10]	258,000,000				185,000,000
A-PRO Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[4],[5]	1,403,000,000
Beginning	[1]					1,500,000,000
Acquisition and others		0				0
Disposal and others		0				0
Dividends	[5]	0				0
Gains(losses) on equity-method accounting		1,386,000,000				(97,000,000)
Other comprehensive income		1,000,000				0
Others						0
Impairment loss		0
Ending	[4],[5]	2,790,000,000				1,403,000,000
MJT&I Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[10]	122,000,000
Beginning	[1]					127,000,000
Acquisition and others		0				0
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		(6,000,000)				(5,000,000)
Other comprehensive income		0				0
Others						0
Impairment loss		0
Ending	[10]	116,000,000				122,000,000
Inno Lending Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]					230,000,000
Acquisition and others						0
Disposal and others						(230,000,000)
Dividends						0
Gains(losses) on equity-method accounting						0
Other comprehensive income						0
Others						0
Terra Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[10]	0
Beginning	[1]					20,000,000
Acquisition and others						0
Disposal and others						0
Dividends						0
Gains(losses) on equity-method accounting						(20,000,000)
Other comprehensive income						0
Others						0
Ending	[10]	0				0
Paycoms Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[5],[15]	103,000,000
Beginning	[1]					800,000,000
Acquisition and others		0				0
Disposal and others		0				0
Dividends	[5]	0				0
Gains(losses) on equity-method accounting		(58,000,000)				(697,000,000)
Other comprehensive income		0				0
Others						0
Impairment loss		0
Ending	[5],[15]	45,000,000				103,000,000
Food Factory Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[5],[16]	928,000,000
Beginning	[1]					1,000,000,000
Acquisition and others		0				0
Disposal and others		0				0
Dividends	[5]	0				0
Gains(losses) on equity-method accounting		72,000,000				(72,000,000)
Other comprehensive income		0				0
Others						0
Impairment loss		0
Ending	[5],[16]	1,000,000,000				928,000,000
KB IGen Private Equity Fund No. 1
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[5]	0
Beginning	[1]					3,000,000
Acquisition and others						0
Disposal and others						(4,000,000)
Dividends	[5]	0				0
Gains(losses) on equity-method accounting						1,000,000
Other comprehensive income						0
Others						0
Ending	[5]	0	[4]			0
KB No.8 Special Purpose Acquisition Company
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		0
Beginning	[1]					20,000,000
Acquisition and others						0
Disposal and others						(20,000,000)
Dividends						0
Gains(losses) on equity-method accounting						0
Other comprehensive income						0
Others						0
Ending						0
KB No.9 Special Purpose Acquisition Company
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[4],[5]	31,000,000
Beginning	[1]					31,000,000
Acquisition and others		0				0
Disposal and others		(31,000,000)				0
Dividends	[5]					0
Gains(losses) on equity-method accounting		0				0
Other comprehensive income		0				0
Others						0
Impairment loss		0
Ending	[4],[5]					31,000,000
KB No.10 Special Purpose Acquisition Company
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[4],[5],[17]	20,000,000
Beginning	[1]					20,000,000
Acquisition and others		0				0
Disposal and others		(20,000,000)				0
Dividends	[5]					0
Gains(losses) on equity-method accounting		0				0
Other comprehensive income		0				0
Others						0
Impairment loss		0
Ending	[4],[5],[17]					20,000,000
KB No.11 Special Purpose Acquisition Company
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[4],[5],[18]	19,000,000
Beginning	[1]					19,000,000
Acquisition and others		0				0
Disposal and others		(19,000,000)				0
Dividends	[5]					0
Gains(losses) on equity-method accounting		0				1,000,000
Other comprehensive income		0				(1,000,000)
Others						0
Impairment loss		0
Ending	[4],[5],[18]					19,000,000
KB Private Equity Fund III
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[4],[5]	7,830,000,000
Beginning	[1]					7,899,000,000
Acquisition and others		0				0
Disposal and others		0				0
Dividends	[5]	0				0
Gains(losses) on equity-method accounting		(76,000,000)				(69,000,000)
Other comprehensive income		0				0
Others						0
Impairment loss		0
Ending	[4],[5]	7,754,000,000				7,830,000,000
Korea Credit Bureau Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[4],[5]	5,941,000,000
Beginning	[1]					5,056,000,000
Acquisition and others		0				0
Disposal and others		0				0
Dividends	[5]	(135,000,000)				(112,000,000)
Gains(losses) on equity-method accounting		185,000,000				997,000,000
Other comprehensive income		0				0
Others						0
Impairment loss		0
Ending	[4],[5]	5,991,000,000				5,941,000,000
KoFC KBIC Frontier Champ 2010-5(PEF)
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[5]	233,000,000
Beginning	[1]					7,120,000,000
Acquisition and others		0				0
Disposal and others		(233,000,000)				(6,121,000,000)
Dividends	[5]					(999,000,000)
Gains(losses) on equity-method accounting		0				233,000,000
Other comprehensive income		0				0
Others						0
Impairment loss		0
Ending	[5]					233,000,000
KoFC POSCO HANHWA KB Shared Growth Private Equity Fund No. 2
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[5]	14,601,000,000
Beginning	[1]					17,713,000,000
Acquisition and others		0				0
Disposal and others		0				0
Dividends	[5]	0				0
Gains(losses) on equity-method accounting		(985,000,000)				(1,873,000,000)
Other comprehensive income		0				(1,239,000,000)
Others						0
Impairment loss		0
Ending	[5]	13,616,000,000				14,601,000,000
Keystone-Hyundai Securities No. 1 Private Equity Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[4],[5]	1,581,000,000
Beginning	[1]					1,761,000,000
Acquisition and others		66,000,000				0
Disposal and others		0				0
Dividends	[5]	0				0
Gains(losses) on equity-method accounting		(26,000,000)				(180,000,000)
Other comprehensive income		4,000,000				0
Others						0
Impairment loss		0
Ending	[4],[5]	1,625,000,000				1,581,000,000
POSCO-KB Shipbuilding Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[5]	4,463,000,000
Beginning	[1]					2,345,000,000
Acquisition and others		2,500,000,000				2,500,000,000
Disposal and others		0				0
Dividends	[5]	0				0
Gains(losses) on equity-method accounting		(116,000,000)				(382,000,000)
Other comprehensive income		0				0
Others						0
Impairment loss		0
Ending	[5]	6,847,000,000				4,463,000,000
Hyundai Tongyang Agrifood Private Equity Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		0
Beginning	[1]					543,000,000
Acquisition and others						0
Disposal and others						(74,000,000)
Dividends						(469,000,000)
Gains(losses) on equity-method accounting						0
Other comprehensive income						0
Others						0
Ending						0
GH Real Estate I LP
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[5]	17,252,000,000
Beginning	[1]					0
Acquisition and others		0				17,678,000,000
Disposal and others		0				0
Dividends	[5]	0				(1,595,000,000)
Gains(losses) on equity-method accounting		1,553,000,000				1,298,000,000
Other comprehensive income		237,000,000				(129,000,000)
Others						0
Impairment loss		0
Ending	[5]	19,042,000,000				17,252,000,000
CUBE Growth Fund No.2
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		0
Beginning	[1]					0
Acquisition and others						1,300,000,000
Disposal and others						(1,300,000,000)
Dividends						0
Gains(losses) on equity-method accounting						0
Other comprehensive income						0
Others						0
Ending						0
UNION Media Commerce Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[5]	962,000,000
Beginning	[1]					0
Acquisition and others		0				1,000,000,000
Disposal and others		0				0
Dividends	[5]	0				0
Gains(losses) on equity-method accounting		(1,000,000)				(38,000,000)
Other comprehensive income		0				0
Others		0				0
Impairment loss		0
Ending	[5]	961,000,000				962,000,000
Jungdong Steel Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[10]	0
Ending	[10]	0				0
KB No.17 Special Purpose Acquisition Company
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Acquisition and others		1,000,000
Disposal and others		0
Dividends	[5]	0
Gains(losses) on equity-method accounting		0
Other comprehensive income		0
Impairment loss		0
Ending	[4],[5],[19]	1,000,000
KB No.18 Special Purpose Acquisition Company
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Acquisition and others		2,000,000
Disposal and others		0
Dividends	[5]	0
Gains(losses) on equity-method accounting		0
Other comprehensive income		1,000,000
Impairment loss		0
Ending	[4],[5],[20]	3,000,000
KB No.19 Special Purpose Acquisition Company
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Acquisition and others		1,000,000
Disposal and others		0
Dividends	[5]	0
Gains(losses) on equity-method accounting		0
Other comprehensive income		1,000,000
Impairment loss		0
Ending	[4],[5],[21]	2,000,000
KB No.20 Special Purpose Acquisition Company
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Acquisition and others		1,000,000
Disposal and others		0
Dividends	[5]	0
Gains(losses) on equity-method accounting		0
Other comprehensive income		0
Impairment loss		0
Ending	[4],[5],[22]	1,000,000
KBSP Private Equity Fund IV
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Acquisition and others		6,100,000,000
Disposal and others		0
Dividends	[5]	0
Gains(losses) on equity-method accounting		(196,000,000)
Other comprehensive income		0
Impairment loss		0
Ending	[4],[5],[23]	5,904,000,000
KB Social Impact Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Acquisition and others		1,500,000,000
Disposal and others		0
Dividends	[5]	0
Gains(losses) on equity-method accounting		(35,000,000)
Other comprehensive income		0
Impairment loss		0
Ending	[5]	1,465,000,000
KB Solidus Global Healthcare Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Acquisition and others		42,697,000,000
Disposal and others		0
Dividends	[5]	0
Gains(losses) on equity-method accounting		3,021,000,000
Other comprehensive income		0
Impairment loss		0
Ending	[5]	45,718,000,000
KB-Stonebridge Secondary Private Equity Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Acquisition and others		7,070,000,000
Disposal and others		(1,855,000,000)
Dividends	[5]	0
Gains(losses) on equity-method accounting		(271,000,000)
Other comprehensive income		0
Impairment loss		0
Ending	[4],[5]	4,944,000,000
KB SPROTT Renewable Private Equity Fund I
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Acquisition and others		1,667,000,000
Disposal and others		0
Dividends	[5]	0
Gains(losses) on equity-method accounting		(372,000,000)
Other comprehensive income		0
Impairment loss		0
Ending	[5]	1,295,000,000
KB-UTC Inno-Tech Venture Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Acquisition and others		450,000,000
Disposal and others		0
Dividends	[5]	0
Gains(losses) on equity-method accounting		(33,000,000)
Other comprehensive income		0
Impairment loss		0
Ending	[5]	417,000,000
IMT TECHNOLOGY CO., LTD [Member]
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[10]	0
Acquisition and others		0
Disposal and others		0
Dividends		0
Gains(losses) on equity-method accounting		3,000,000
Other comprehensive income		0
Impairment loss		0
Ending	[10]	3,000,000				0
COMPUTERLIFE CO., LTD. [Member]
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[10]	0
Acquisition and others		0
Disposal and others		0
Dividends		0
Gains(losses) on equity-method accounting		69,000,000
Other comprehensive income		0
Impairment loss		0
Ending	[10]	69,000,000				0
KB-KDBC New Technology Business Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[5],[23]	14,594,000,000
Beginning	[1]					4,972,000,000
Acquisition and others		5,000,000,000				10,000,000,000
Disposal and others		0				0
Dividends	[5]	0				0
Gains(losses) on equity-method accounting		(606,000,000)				(378,000,000)
Other comprehensive income		0				0
Others						0
Impairment loss		0
Ending	[5],[23]	18,988,000,000				14,594,000,000
KBTS Technology Venture Private Equity Fund [Member]
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[5],[23]	13,777,000,000
Beginning	[1]					0
Acquisition and others		7,440,000,000				14,224,000,000
Disposal and others		(1,840,000,000)				0
Dividends	[5]	0				0
Gains(losses) on equity-method accounting		269,000,000				(447,000,000)
Other comprehensive income		85,000,000				0
Others						0
Impairment loss		0
Ending	[5],[23]	19,731,000,000				13,777,000,000
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund [Member]
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[5],[23]	7,930,000,000
Beginning	[1]					0
Acquisition and others		13,250,000,000				8,000,000,000
Disposal and others		0				0
Dividends	[5]	0				0
Gains(losses) on equity-method accounting		(1,428,000,000)				(70,000,000)
Other comprehensive income		0				0
Others						0
Impairment loss		0
Ending	[5],[23]	19,752,000,000				7,930,000,000
KB-SJ Tourism Venture Fund [Member]
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[4],[5],[23]	1,386,000,000
Beginning	[1]					0
Acquisition and others		1,500,000,000				1,500,000,000
Disposal and others		0				0
Dividends	[5]	0				0
Gains(losses) on equity-method accounting		(125,000,000)				(114,000,000)
Other comprehensive income		0				0
Others						0
Impairment loss		0
Ending	[4],[5],[23]	₩ 2,761,000,000				₩ 1,386,000,000

[1]	Prepared in accordance with IFRS 9.
[2]	Gain on disposal of investments in associates and joint ventures for the year ended December 31, 2018 is KRW 4,250 million.
[3]	The consolidated statement of financial position as of December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives as of December 31, 2018 has not been restated.
[4]	As of December 31, 2018 and 2019, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
[5]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
[6]	As of the end of December 2019, interest rate risk was calculated by different method from the previous disclosure due to the revision of the Detailed Supervisory Regulations on Banking Business.
[7]	The Group has entered into an agreement with PT Bosowa Corporindo, the major shareholder of PT Bank Bukopin TBK. Under this agreement, the Group has a right of first refusal, a tag-along right and a drag-along right. The drag-along right can be exercised for the duration of two years after three years from the acquisition date, subject to the occurrence of certain situations as defined in the agreement.
[8]	The amounts of goodwill on PT Bank Bukopin TBK is KRW 4,101 million and KRW 4,528 million as of December 31, 2018 and December 31, 2019, respectively.
[9]	The fair value of PT Bank Bukopin TBK ordinary share, reflecting the quoted market price, is KRW 53,540 million and KRW 47,709 million as of December 31, 2018 and 2019.
[10]	Reclassified to investments in associates due to termination of rehabilitation procedures.
[11]	The amount of reclassification as financial assets is KRW 2,100 million.
[12]	Recognized KRW 500 million loss in relation to impaired capital.
[13]	The ownership of Acts Co., Ltd. would be 27.22% and 27.22% as of December 31, 2018 and 2019, respectively, considering the potential voting rights from convertible bond.
[14]	The ownership of Builton Co., Ltd. would be 26.86% as of December 31, 2018, considering the potential voting rights from convertible bond.
[15]	The ownership of Paycoms Co., Ltd. would be 22.96% and 22.96% as of December 31, 2018 and 2019, respectively, considering the potential voting rights from convertible bond.
[16]	The ownership of Food Factory Co., Ltd. would be 30.00% and 30.00% as of December 31, 2018 and 2019, respectively, considering the potential voting rights from convertible bond.
[17]	The market value of KB No.10 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2018, amounts to KRW 20 million.
[18]	The market value of KB No.11 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2018, amounts to KRW 21 million.
[19]	The market value of KB No.17 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2019, amounts to KRW 2 million.
[20]	The market value of KB No.18 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2019, amounts to KRW 4 million.
[21]	The market value of KB No.19 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2019, amounts to KRW 2 million.
[22]	The market value of KB No.20 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2019, amounts to KRW 2 million.
[23]	In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.